Tax expense - deferred tax assets and liabilities (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Taxes [Abstract]
Deferred tax assets	€ 1,814	€ 1,999	€ 2,004
Deferred tax liabilities	(937)	€ (390)	(388)
Deferred tax asset (liability)	€ 877		€ 1,616	€ 3,505